Summary of Significant Accounting Policies: Foreign Currency Translation: Schedule of Foreign Exchange Translation Exchange Rate Table Text Block (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Foreign Exchange Translation Exchange Rate Table Text Block
	Nine Months ended March 31, 2014	Nine months ended March 31, 2013
Period end US$: RMB exchange rate	6.1632	6.2741
Average periodic US$: RMB exchange rate	6.1366	6.3000

	The year ended June 30, 2013	The year ended June 30, 2012
Period end US$: RMB exchange rate	6.1807	6.3143
Average periodic US$: RMB exchange rate	6.2767	6.3519